Trade and Other Receivables - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of provision matrix [line items]
Segregated balance	$ 1,833.7	$ 1,699.5
Non-segregated balance	4,220.4	2,372.7
Sign on bonuses	41.5	39.5
Loan losses ECL	23,817.4	17,079.4
Trade receivables | Lifetime expected credit losses
Disclosure of provision matrix [line items]
Loan losses ECL	1.1	1.1
Other Current Receivables | Lifetime expected credit losses
Disclosure of provision matrix [line items]
Loan losses ECL	13.8	19.6
Trade And Other Current Receivables | Accumulated impairment
Disclosure of provision matrix [line items]
Loan losses ECL	15.2	20.9	$ 14.3
Trade And Other Current Receivables | Lifetime expected credit losses | Accumulated impairment
Disclosure of provision matrix [line items]
Loan losses ECL	$ 0.3	$ 0.2